Wells, Pipelines, Properties, Plant and Equipment, Net - Schedule of Property, Plant and Equipment (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 1,618,916,044
Changes in property, plant and equipment [abstract]
Translation effect			(11,296,830)	$ (29,097,609)
Ending balance	$ 1,560,471,541	$ 1,563,908,407	1,560,471,541	1,563,908,407	$ 1,618,916,044
Depreciation and amortisation expense			87,740,819	73,397,952
Plugging and abandonment cost			5,132,477	3,768,993
Provisions for plugging wells	126,693,166		126,693,166		126,608,358
Translation effect			(11,296,830)	(29,097,609)
(Impairment) of wells, pipelines, properties, plant and equipment, net	13,622,694	(34,573,356)	(699,170)	(40,193,684)
Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			4,843,928,421	4,773,301,181	4,773,301,181
Changes in property, plant and equipment [abstract]
Acquisitions			43,533,750	57,635,900	194,096,080
Reclassifications			3,710	567,457	622,850
Capitalization			0	0	0
Disposals			(9,130,910)	(3,189,680)	(64,919,910)
Translation effect			(14,411,660)	(36,168,550)	(59,171,780)
Ending balance	4,863,923,311	4,792,146,308	4,863,923,311	4,792,146,308	4,843,928,421
Translation effect			(14,411,660)	(36,168,550)	(59,171,780)
Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(3,225,012,377)	(3,122,768,469)	(3,122,768,469)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(87,740,819)	(73,397,952)	(153,518,664)
Reclassifications			(3,710)	(567,457)	(622,850)
(Impairment)			(5,484,980)	(61,024,434)	(126,445,679)
Reversal of impairment			4,785,810	20,830,750	118,368,230
Disposals			6,889,476	1,618,720	48,184,670
Translation effect			3,114,830	7,070,941	11,790,385
Ending balance	(3,303,451,770)	(3,228,237,901)	(3,303,451,770)	(3,228,237,901)	(3,225,012,377)
Translation effect			3,114,830	7,070,941	11,790,385
Plants
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			383,177,270
Changes in property, plant and equipment [abstract]
Ending balance	537,342,910	262,398,630	537,342,910	262,398,630	383,177,270
Plants | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,303,219,019	1,147,088,699	1,147,088,699
Changes in property, plant and equipment [abstract]
Acquisitions			4,613,710	4,041,750	14,065,870
Reclassifications			(311,460)	439,360	5,228,300
Capitalization			191,011,510	35,739,410	168,334,100
Disposals			(5,824,760)	(834,900)	(7,437,570)
Translation effect			(23,064,510)	(10,009,810)	(24,060,380)
Ending balance	1,469,643,509	1,176,464,509	1,469,643,509	1,176,464,509	1,303,219,019
Translation effect			(23,064,510)	(10,009,810)	(24,060,380)
Plants | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(920,041,749)	(901,583,069)	(901,583,069)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(20,881,540)	(14,956,200)	(34,323,900)
Reclassifications			(1,000)	(6,630)	(1,290,060)
(Impairment)			(3,652,020)	(22,740,200)	(39,761,990)
Reversal of impairment			4,161,020	18,524,140	39,467,710
Disposals			5,228,180	400,860	6,591,240
Translation effect			2,886,510	6,295,220	10,858,320
Ending balance	(932,300,599)	(914,065,879)	(932,300,599)	(914,065,879)	(920,041,749)
Translation effect			$ 2,886,510	6,295,220	10,858,320
Plants | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			20 years
Plants | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			5.00%
Estimated useful lives			35 years
Drilling equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 17,121,941
Changes in property, plant and equipment [abstract]
Ending balance	17,526,661	17,163,711	$ 17,526,661	17,163,711	17,121,941
Depreciation rates			5.00%
Estimated useful lives			20 years
Drilling equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 23,002,415	24,307,475	24,307,475
Changes in property, plant and equipment [abstract]
Acquisitions			873,310	668,550	1,720,400
Reclassifications			(12,770)	0	(25,430)
Capitalization			0	0	0
Disposals			(372,570)	(68,410)	(3,000,030)
Translation effect			0	0	0
Ending balance	23,490,385	24,907,615	23,490,385	24,907,615	23,002,415
Translation effect			0	0	0
Drilling equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(5,880,474)	(7,574,244)	(7,574,244)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(249,380)	(239,210)	(415,240)
Reclassifications			1,040	1,220	1,220
(Impairment)			0	0	0
Reversal of impairment			0	0	0
Disposals			165,090	68,330	2,107,790
Translation effect			0	0	0
Ending balance	(5,963,724)	(7,743,904)	(5,963,724)	(7,743,904)	(5,880,474)
Translation effect			0	0	0
Pipelines
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			172,213,387
Changes in property, plant and equipment [abstract]
Ending balance	170,652,017	169,246,157	170,652,017	169,246,157	172,213,387
Pipelines | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			511,233,042	507,250,372	507,250,372
Changes in property, plant and equipment [abstract]
Acquisitions			817,840	2,242,850	9,362,710
Reclassifications			0	522,330	532,090
Capitalization			4,650,250	2,721,580	6,574,820
Disposals			0	(794,720)	(12,463,280)
Translation effect			(2,620)	(250,910)	(23,670)
Ending balance	516,698,512	511,691,502	516,698,512	511,691,502	511,233,042
Translation effect			(2,620)	(250,910)	(23,670)
Pipelines | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(339,019,655)	(326,936,205)	(326,936,205)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(5,926,720)	(5,964,120)	(13,635,710)
Reclassifications			0	(522,330)	(532,090)
(Impairment)			(1,102,090)	(10,025,500)	(34,492,290)
Reversal of impairment			0	0	29,701,920
Disposals			0	749,470	6,848,320
Translation effect			1,970	253,340	26,400
Ending balance	(346,046,495)	(342,445,345)	(346,046,495)	(342,445,345)	(339,019,655)
Translation effect			$ 1,970	253,340	26,400
Pipelines | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			2.00%
Estimated useful lives			15 years
Pipelines | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			7.00%
Estimated useful lives			45 years
Wells
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 467,249,251
Changes in property, plant and equipment [abstract]
Ending balance	441,597,171	410,145,551	441,597,171	410,145,551	467,249,251
Wells | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			1,935,028,894	1,849,606,934	1,849,606,934
Changes in property, plant and equipment [abstract]
Acquisitions			8,542,980	18,115,280	67,196,720
Reclassifications			0	0	0
Capitalization			17,266,370	13,543,470	47,890,360
Disposals			0	(10,940)	(29,665,120)
Translation effect			0	0	0
Ending balance	1,960,838,244	1,881,254,744	1,960,838,244	1,881,254,744	1,935,028,894
Translation effect			0	0	0
Wells | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(1,467,779,643)	(1,413,192,433)	(1,413,192,433)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(51,461,430)	(43,854,360)	(86,448,950)
Reclassifications			0	0	0
(Impairment)			0	(15,956,570)	(23,760,170)
Reversal of impairment			0	1,894,170	30,497,120
Disposals			0	0	25,124,790
Translation effect			0	0	0
Ending balance	(1,519,241,073)	(1,471,109,193)	(1,519,241,073)	(1,471,109,193)	(1,467,779,643)
Translation effect			0	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			32,669,386
Changes in property, plant and equipment [abstract]
Ending balance	31,640,576	29,860,546	31,640,576	29,860,546	32,669,386
Buildings | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			85,436,622	77,850,512	77,850,512
Changes in property, plant and equipment [abstract]
Acquisitions			104,070	740	(10,680)
Reclassifications			(840)	0	1,620,720
Capitalization			179,750	4,992,210	7,835,170
Disposals			0	(7,510)	(9,320)
Translation effect			(445,700)	(1,049,210)	(1,849,780)
Ending balance	85,273,902	81,786,742	85,273,902	81,786,742	85,436,622
Translation effect			(445,700)	(1,049,210)	(1,849,780)
Buildings | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(52,767,236)	(51,487,596)	(51,487,596)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(1,044,010)	(816,410)	(1,863,600)
Reclassifications			840	0	(96,200)
(Impairment)			0	(42,890)	(42,890)
Reversal of impairment			0	0	0
Disposals			0	7,360	8,290
Translation effect			177,080	413,340	714,760
Ending balance	(53,633,326)	(51,926,196)	(53,633,326)	(51,926,196)	(52,767,236)
Translation effect			$ 177,080	413,340	714,760
Buildings | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			14 years
Buildings | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			7.00%
Estimated useful lives			33 years
Offshore platforms
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 108,577,840
Changes in property, plant and equipment [abstract]
Ending balance	102,933,850	109,507,460	$ 102,933,850	109,507,460	108,577,840
Depreciation rates			4.00%
Estimated useful lives			25 years
Offshore platforms | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 414,306,030	428,679,320	428,679,320
Changes in property, plant and equipment [abstract]
Acquisitions			774,640	520,240	2,731,950
Reclassifications			0	(441,590)	(6,927,180)
Capitalization			0	0	604,370
Disposals			0	(14,800)	(10,782,430)
Translation effect			0	0	0
Ending balance	415,080,670	428,743,170	415,080,670	428,743,170	414,306,030
Translation effect			0	0	0
Offshore platforms | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(305,728,190)	(303,184,790)	(303,184,790)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(6,418,630)	(5,859,610)	(13,364,700)
Reclassifications			0	7,270	1,385,140
(Impairment)			0	(10,210,580)	(12,365,330)
Reversal of impairment			0	0	14,903,160
Disposals			0	12,000	6,898,330
Translation effect			0	0	0
Ending balance	(312,146,820)	(319,235,710)	(312,146,820)	(319,235,710)	(305,728,190)
Translation effect			0	0	0
Furniture and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			11,152,624
Changes in property, plant and equipment [abstract]
Ending balance	10,467,954	10,716,694	10,467,954	10,716,694	11,152,624
Furniture and equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			59,188,567	55,458,217	55,458,217
Changes in property, plant and equipment [abstract]
Acquisitions			(132,800)	2,500,900	3,285,650
Reclassifications			16,580	(1,390)	24,210
Capitalization			313,670	496,170	1,040,030
Disposals			(1,487,100)	(302,700)	(473,760)
Translation effect			(38,370)	(82,420)	(145,780)
Ending balance	57,860,547	58,068,777	57,860,547	58,068,777	59,188,567
Translation effect			(38,370)	(82,420)	(145,780)
Furniture and equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(48,035,943)	(46,845,363)	(46,845,363)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(853,790)	(845,050)	(1,724,030)
Reclassifications			(5,900)	(1,750)	(1,750)
(Impairment)			0	0	0
Reversal of impairment			0	0	0
Disposals			1,485,910	302,500	470,340
Translation effect			17,130	37,580	64,860
Ending balance	(47,392,593)	(47,352,083)	(47,392,593)	(47,352,083)	(48,035,943)
Translation effect			$ 17,130	37,580	64,860
Furniture and equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			3.00%
Estimated useful lives			10 years
Furniture and equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			10.00%
Estimated useful lives			33 years
Transportation equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 15,607,878
Changes in property, plant and equipment [abstract]
Ending balance	15,317,205	15,152,736	15,317,205	15,152,736	15,607,878
Transportation equipment | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			35,649,477	34,193,167	34,193,167
Changes in property, plant and equipment [abstract]
Acquisitions			657,300	390,220	1,722,480
Reclassifications			(7,180)	48,747	92,620
Capitalization			59,850	129,150	256,850
Disposals			(11,640)	(80,880)	(146,460)
Translation effect			(74,950)	(297,530)	(469,180)
Ending balance	36,272,857	34,382,874	36,272,857	34,382,874	35,649,477
Translation effect			(74,950)	(297,530)	(469,180)
Transportation equipment | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(20,041,599)	(18,471,570)	(18,471,570)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			(905,319)	(862,992)	(1,742,534)
Reclassifications			1,310	(45,237)	(89,110)
(Impairment)			(52,480)	0	0
Reversal of impairment			0	0	0
Disposals			10,296	78,200	135,570
Translation effect			32,140	71,461	126,045
Ending balance	(20,955,652)	(19,230,138)	(20,955,652)	(19,230,138)	(20,041,599)
Translation effect			$ 32,140	71,461	126,045
Transportation equipment | Bottom of range
Changes in property, plant and equipment [abstract]
Depreciation rates			4.00%
Estimated useful lives			5 years
Transportation equipment | Top of range
Changes in property, plant and equipment [abstract]
Depreciation rates			20.00%
Estimated useful lives			25 years
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 358,366,552
Changes in property, plant and equipment [abstract]
Ending balance	180,290,792	486,793,987	180,290,792	486,793,987	358,366,552
Construction in progress | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			424,084,440	595,534,110	595,534,110
Changes in property, plant and equipment [abstract]
Acquisitions			27,282,700	29,155,370	94,020,980
Reclassifications			319,380	0	77,520
Capitalization			(213,481,400)	(57,621,990)	(232,536,280)
Disposals			(1,434,550)	(859,150)	(713,060)
Translation effect			9,291,710	(24,284,900)	(32,298,830)
Ending balance	246,062,280	541,923,440	246,062,280	541,923,440	424,084,440
Translation effect			9,291,710	(24,284,900)	(32,298,830)
Construction in progress | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(65,717,888)	(53,493,199)	(53,493,199)
Changes in property, plant and equipment [abstract]
Depreciation and amortization			0	0	0
Reclassifications			0	0	0
(Impairment)			(678,390)	(2,048,694)	(16,023,009)
Reversal of impairment			624,790	412,440	3,798,320
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	(65,771,488)	(55,129,453)	(65,771,488)	(55,129,453)	(65,717,888)
Translation effect			0	0	0
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			52,779,915
Changes in property, plant and equipment [abstract]
Ending balance	52,702,405	52,922,935	52,702,405	52,922,935	52,779,915
Land | Investment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			52,779,915	53,332,375	53,332,375
Changes in property, plant and equipment [abstract]
Acquisitions			0	0	0
Reclassifications			0	0	0
Capitalization			0	0	580
Disposals			(290)	(215,670)	(228,880)
Translation effect			(77,220)	(193,770)	(324,160)
Ending balance	52,702,405	52,922,935	52,702,405	52,922,935	52,779,915
Translation effect			(77,220)	(193,770)	(324,160)
Land | Accumulated depreciation and amortization
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			0	0	0
Changes in property, plant and equipment [abstract]
Depreciation and amortization			0	0	0
Reclassifications			0	0	0
(Impairment)			0	0	0
Reversal of impairment			0	0	0
Disposals			0	0	0
Translation effect			0	0	0
Ending balance	$ 0	$ 0	0	0	0
Translation effect			0	0	$ 0
Exploration and Extraction
Changes in property, plant and equipment [abstract]
Financing cost			$ 1,787,322	$ 3,114,120
Exploration and Extraction | Bottom of range
Changes in property, plant and equipment [abstract]
Financing costs rates			7.83%	8.35%
Exploration and Extraction | Top of range
Changes in property, plant and equipment [abstract]
Financing costs rates			8.68%	14.11%